Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for other Named Executive Officers(1)	Average Compensation Actually Paid to other Named Executive Officers(1)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Earnings(5)	Operating Profit(6)
							Total Stockholder Return	Peer Group Total Stockholder Return
2024	$3,553,226	$3,363,705	$3,553,226	$3,363,705	$1,629,745	$1,629,745	$221.97	$199.28	$4,635,000,000	$4,468,000,000
2023	3,386,462	—	3,386,462	—	1,659,203	1,659,203	171.43	159.72	4,349,000,000	4,473,000,000
2022 (7)	3,197,768	—	3,197,768	—	1,560,827	1,560,827	159.83	154.00	2,918,000,000	4,759,000,000
2021	3,433,824	—	3,433,824	—	1,664,278	1,664,278	147.29	156.11	4,412,000,000	4,153,000,000
2020	3,577,115	—	3,577,115	—	1,714,392	1,714,392	125.98	109.69	3,972,000,000	4,012,000,000

Company Selected Measure Name		Operating Profit
Named Executive Officers, Footnote		For 2024, the PEOs were Randall T. Jones, Sr. and Kevin S. Murphy and the other named executive officers were David P. Phillips, Laurie Z. Douglas, John L. Goff, Jr and David E. Bornmann. For 2020 - 2023, the PEO was Randall T. Jones, Sr. and the other named executive officers were Kevin S. Murphy, David P. Phillips, Laurie Z. Douglas and David E. Bornmann. Amounts in columns 1 and 3 above include the compensation for Randall T. Jones, Sr. as PEO and amounts in columns 2 and 4 include the compensation for Kevin S. Murphy as PEO.
Peer Group Issuers, Footnote		Companies included in the Peer Group are Ahold Delhaize, Albertsons, Kroger and Weis Markets. Albertsons is included in the Peer Group in 2021 - 2024 due to its initial public offering in 2020.
Non-PEO NEO Average Total Compensation Amount		$ 1,629,745	$ 1,659,203	$ 1,560,827	$ 1,664,278	$ 1,714,392
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,629,745	1,659,203	1,560,827	1,664,278	1,714,392
Equity Valuation Assumption Difference, Footnote		The returns assume $100 was invested at the end of 2019 in the Company’s common stock and in the Peer Group companies’ stock weighted based on market capitalization and assumes reinvestment of dividends.
Compensation Actually Paid vs. Total Shareholder Return	[1]
Relationship Between Compensation Actually Paid and Total Stockholder Return
The following chart presents the relationship between compensation actually paid to the Company’s PEOs and other named executive officers, the Company’s Total Stockholder Return and the Total Stockholder Return for the companies in the Company’s Peer Group over the past five years. The returns assume $100 was invested at the end of 2019 in the Company’s common stock and in the Peer Group companies’ stock weighted based on market capitalization and assumes reinvestment of dividends.

Compensation Actually Paid vs. Net Income	[1]
Relationship Between Compensation Actually Paid and Net Earnings and Net Earnings Excluding Impact of Unrealized Gains and Losses on Equity Securities
The following chart presents the relationship between compensation actually paid to the Company’s PEOs and other named executive officers and the Company’s net earnings and net earnings excluding the impact of unrealized gains and losses on equity securities over the past five years. In addition to reporting net earnings in accordance with U.S. GAAP, the Company presents net earnings excluding the impact of equity securities being measured at fair value with net unrealized gains and losses from changes in the fair value recognized in earnings. This measure is not in accordance with, or an alternative to, GAAP. The Company excludes the impact of unrealized gains and losses on equity securities since it is primarily due to temporary equity market fluctuations that do not reflect the Company’s operations.

Compensation Actually Paid vs. Company Selected Measure	[1]
Relationship Between Compensation Actually Paid and Operating Profit
The following chart presents the relationship between compensation actually paid to the Company’s PEOs and other named executive officers and the Company’s operating profit over the past five years.

Total Shareholder Return Vs Peer Group	[1]
Relationship Between Compensation Actually Paid and Total Stockholder Return
The following chart presents the relationship between compensation actually paid to the Company’s PEOs and other named executive officers, the Company’s Total Stockholder Return and the Total Stockholder Return for the companies in the Company’s Peer Group over the past five years. The returns assume $100 was invested at the end of 2019 in the Company’s common stock and in the Peer Group companies’ stock weighted based on market capitalization and assumes reinvestment of dividends.

Tabular List, Table

Most Important Financial Performance Measures
Sales
Operating profit
Net earnings excluding impact of unrealized gains and losses on equity securities

Total Shareholder Return Amount		$ 221.97	171.43	159.83	147.29	125.98
Peer Group Total Shareholder Return Amount		199.28	159.72	154.00	156.11	109.69
Net Income (Loss)		$ 4,635,000,000	$ 4,349,000,000	$ 2,918,000,000	$ 4,412,000,000	$ 3,972,000,000
Company Selected Measure Amount		4,468,000,000	4,473,000,000	4,759,000,000	4,153,000,000	4,012,000,000
PEO Name			Randall T. Jones, Sr.	Randall T. Jones, Sr.	Randall T. Jones, Sr.	Randall T. Jones, Sr.
Additional 402(v) Disclosure
For comparison purposes, the following is the total compensation and the compensation actually paid to the Company’s Chief Executive Officer and the chief executive officers of companies in the Company’s Peer Group mentioned previously with the highest and lowest annual sales.

Company	Total CEO Compensation	Compensation Actually Paid to CEO
Publix(1)	$ 3,363,705	$ 3,363,705
Kroger(2)	15,710,572	16,841,015
Weis Markets(3)	9,870,137	9,870,137
(1) Data for Publix is for fiscal year ended December 28, 2024.
(2) Data for Kroger is for fiscal year ended February 3, 2024 and for the proxy statement dated May 15, 2024.
(3) Data for Weis Markets is for fiscal year ended December 30, 2023 and for the proxy statement dated March 14, 2024.
The Company also analyzed the total compensation of the Company’s named executive officers reported in the Company’s 2024 Proxy Statement compared to the total compensation of the named executive officers of companies in the Company’s Peer Group as reported in their most recent public filings as of April 1, 2024. Based on this analysis, the total compensation of the Company’s Chief Executive Officer was 74% less than the average total compensation of the chief executive officers of companies in the Company’s Peer Group. The total compensation of all of the Company’s named executive officers was 69% less than the average total compensation of the named executive officers of companies in the Company’s Peer Group. The total compensation of the named executive officers ranks at or near the bottom of the total compensation of comparable positions of companies in the Company’s Peer Group, while the Company’s financial performance is generally superior to that of its Peer Group.

Measure:: 1
Pay vs Performance Disclosure
Name		Operating profit
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	[1]
Relationship Between Compensation Actually Paid and Sales
The following chart presents the relationship between compensation actually paid to the Company’s PEOs and other named executive officers and the Company’s sales over the past five years.

Name		Sales
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount		4,047,000,000	4,089,000,000	4,049,000,000	3,592,000,000	3,689,000,000
Name		Net earnings excluding impact of unrealized gains and losses on equity securities
Non-GAAP Measure Description		In addition to reporting net earnings in accordance with U.S. generally accepted accounting principles (GAAP), the Company presents net earnings excluding the impact of equity securities being measured at fair value with net unrealized gains and losses from changes in the fair value recognized in earnings. Net earnings excluding the impact of unrealized gains and losses on equity securities were $4,047,000,000 for 2024, $4,089,000,000 for 2023, $4,049,000,000 for 2022, $3,592,000,000 for 2021 and $3,689,000,000 for 2020. This measure is not in accordance with, or an alternative to, GAAP. The Company excludes the impact of unrealized gains and losses on equity securities since it is primarily due to temporary equity market fluctuations that do not reflect the Company’s operations.
Randall T. Jones, Sr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,553,226	$ 3,386,462	$ 3,197,768	$ 3,433,824	$ 3,577,115
PEO Actually Paid Compensation Amount		$ 3,553,226	3,386,462	3,197,768	3,433,824	3,577,115
PEO Name		Randall T. Jones, Sr.
Kevin S. Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,363,705	0	0	0	0
PEO Actually Paid Compensation Amount		$ 3,363,705	$ 0	$ 0	$ 0	$ 0
PEO Name		Kevin S. Murphy

[1]	* Fiscal year 2022 was a 53-week year.